Document and Entity Information	12 Months Ended
Mar. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	Cushing Funds Trust
Central Index Key	0001493113
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 30, 2013
Prospectus Date	Mar. 30, 2013